Other Receivables - Summary of Other Receivables (Detail) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Trade	$ 2,330	$ 2,706	$ 2,210
Tax credit, export rebates and production incentives	10,060	6,076	3,315
Loans to third parties and balances with related parties	997	3,288	4,920
Collateral deposits	2,152	640	575
Prepaid expenses	3,503	2,370	2,207
Advances and loans to employees	263	596	572
Advances to suppliers and custom agents	8,525	10,896	4,212
Receivables with partners in JO	4,143	7,932	2,379
Insurance receivables	1,133	498	758
Miscellaneous	1,339	1,255	770
Other current receivables before provision	34,445	36,257	21,918
Provision for other doubtful receivables	(76)	(65)	(51)
Net Other current receivables	34,369	36,192	21,867
Noncurrent
Trade	548	455	150
Tax credit, export rebates and production incentives	9,283	6,896	3,534
Loans to third parties and balances with related parties	814	2,435	3,565
Collateral deposits	2,062	2	1
Prepaid expenses	740	603	240
Advances and loans to employees	17	29	25
Advances to suppliers and custom agents			1
Receivables with partners in JO	2,334	2,248	2,644
Miscellaneous	177	45	32
Other non current receivables before provision	15,975	12,713	10,192
Provision for other doubtful receivables	(1,318)	(924)	(575)
Net other non current receivables	$ 14,657	$ 11,789	$ 9,617